Retirement Benefit Plans	6 Months Ended
Jun. 30, 2022
Disclosure of net defined benefit liability (asset) [abstract]
Retirement Benefit Plans
25. RETIREMENT BENEFIT PLANS
The amounts recognised in the balance sheet were as follows:

	30 June 2022	31 December 2021
	£m	£m
Assets/(liabilities)
Funded defined benefit pension scheme - surplus	2,011	1,572
Unfunded pension and post-retirement medical benefits	(29)	(37)
Total net assets	1,982	1,535
a) Defined contribution pension plans
An expense of £30m (H121: £33m) was recognised for defined contribution plans in the period and is included in staff costs within operating expenses (see Note 4).
b) Defined benefit pension schemes
The total amount charged to the income statement was £4m (H121: £23m).
The amounts recognised in other comprehensive income were as follows:

	30 June 2022	30 June 2021
	£m	£m
Return on plan assets (excluding amounts included in net interest expense)	3,352	383
Actuarial gains arising from experience adjustments	296	(30)
Actuarial gains arising from changes in financial assumptions	(3,974)	(1,098)
Pension remeasurement	(326)	(745)
The net assets recognised in the balance sheet were determined as follows:

	30 June 2022	31 December 2021
	£m	£m
Present value of defined benefit obligations	(9,138)	(12,878)
Fair value of scheme assets	11,120	14,413
Net defined benefit assets	1,982	1,535
Actuarial assumptions
The principal actuarial assumptions used for the defined benefit schemes were:

	30 June 2022	31 December 2021
	%	%
To determine benefit obligations(1):
–Discount rate for scheme liabilities	3.8	1.9
–General price inflation	3.1	3.4
–General salary increase	1.0	1.0
–Expected rate of pension increase	3.0	3.2

	Years	Years
Longevity at 60 for current pensioners, on the valuation date:
–Males	27.5	27.5
–Females	30.2	30.1
Longevity at 60 for future pensioners currently aged 40, on the valuation date:
–Males	29.1	29.0
–Females	31.7	31.6
(1) The discount rate and inflation related assumptions set out in the table above reflect the assumptions calculated based on the Scheme’s duration and cash flow profile as a whole. The actual assumptions used were determined for each section independently based on each section’s duration and cash flow profile.

The majority of the liability movement over the half year was due to changes in market conditions.
Actuarial assumption sensitivities
The sensitivity analyses below have been determined based on reasonably possible changes of the respective assumptions occurring at the end of the reporting period, while holding all other assumptions constant.

		(Decrease)/increase
	Change in pension obligation at period end from	30 June 2022	31 December 2021
Assumption		£m	£m
Discount rate	25 bps increase	(335)	(571)
General price inflation	25 bps increase	239	392
Mortality	Each additional year of longevity assumed	256	478